                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


        /s/ Kenneth W. Stecher             Fairfield, Ohio      November 5, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1
Form 13F Information Table Entry Total         15
Form 13F Information Table Value Total    192,843
                                       (thousands)

List of Other Included Managers

No.   File No.    Name
---   --------    ----
01    028-10798   Cincinnati Financial Corporation


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
                              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
                              --------  ---------  ---------  -----------------  --------------  --------  -------------------------
                              TITLE OF                         SHARES/
           ISSUER               CLASS     CUSIP    FMV (000)  PRINCIPAL  SH/PRN  INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
----------------------------  --------  ---------  ---------  ---------  ------  --------------  --------  --------  ---------  ----
ALLIANCEBERNSTEIN             COMMON    01881G106     68,950  1,863,000    SH    SHARED-OTHER       01        --     1,863,000    --
DUKE ENERGY CORP              COMMON    26441C105     14,615    838,500    SH    SHARED-OTHER       01        --       838,500    --
FIFTH THIRD BANCORP           COMMON    316773100     12,330  1,036,125    SH    SHARED-OTHER       01        --     1,036,125    --
FORTUNE BRANDS INC            COMMON    349631101      5,736    100,000    SH    SHARED-OTHER       01        --       100,000    --
GENERAL ELECTRIC CO           COMMON    369604103      2,550    100,000    SH    SHARED-OTHER       01        --       100,000    --
JOHNSON & JOHNSON             COMMON    478160104      8,660    125,000    SH    SHARED-OTHER       01        --       125,000    --
PARTNERRE LTD                 COMMON    G6852T105      3,257     47,828    SH    SHARED-OTHER       01        --        47,828    --
PFIZER INC                    COMMON    717081103      5,597    303,500    SH    SHARED-OTHER       01        --       303,500    --
PIEDMONT NATURAL GAS          COMMON    720186105        652     20,400    SH    SHARED-OTHER       01        --        20,400    --
PNC FINANCIAL SERVICES GROUP  COMMON    693475105      5,438     72,800    SH    SHARED-OTHER       01        --        72,800    --
PROCTER & GAMBLE CORPORATION  COMMON    742718109      7,317    105,000    SH    SHARED-OTHER       01        --       105,000    --
SPECTRA ENERGY CORP           COMMON    847560109      9,978    419,250    SH    SHARED-OTHER       01        --       419,250    --
SYSCO CORP                    COMMON    871829107        771     25,000    SH    SHARED-OTHER       01        --        25,000    --
WELLS FARGO & CO              COMMON    949746101     28,523    760,000    SH    SHARED-OTHER       01        --       760,000    --
WYETH                         COMMON    983024100     18,470    500,000    SH    SHARED-OTHER       01        --       500,000    --
                                                     192,843


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